Business, Acquisition of Assets and Basis of Presentation - Additional Information (Detail) - USD ($)		9 Months Ended	12 Months Ended
	Apr. 16, 2015	Mar. 31, 2015	Jun. 30, 2014	Jun. 30, 2013
Business Acquisition [Line Items]
Labour and other overhead costs		$ 198,000	$ 253,000	$ 211,000
Subsequent Event [Member]
Business Acquisition [Line Items]
Percent of common stock	81.50%